Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related party transactions
Schedule of major related parties and their relationships

Name of related parties	Relationship with the Group
Beijing Jushangminghui Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member
Beijing Fanbosha Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member
Venture capital fund	An investee of the Group accounted for as equity method

Schedule of Related Party Transactions

	For the Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Purchases of merchandises:
Beijing Fanbosha Commerce and Trade Co., Ltd.	4,141	—	—
Beijing Jushangminghui Commerce and Trade Co., Ltd.	526	—	—
Interest income of loans receivable:
Venture capital fund	—	—	1,584

Schedule of Related Party Balances
	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB

Loan receivable from a venture capital fund	—	—	73,330
Interest receivable from a venture capital fund	—	—	1,584